Derivative Instruments - Additional Information (Details) - $ / shares shares in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2010
Common shares issuable upon exercise of outstanding warrants	1,383	1,383
Invester Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	40	40
Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			36	29
Contractor Options Expire On November 19, 2017 [Member]
Common shares issuable upon exercise of outstanding warrants	21
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.89
Contractor Options Expire On April 4, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants	17
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.62
Contractor Options Expire On May 18, 2018 [Member]
Common shares issuable upon exercise of outstanding warrants	2
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.43